American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

SELECT FUND

Supplement dated April 10, 2006 * Prospectus dated March 1, 2006

Portfolio Manager John R. Sykora left American Century on March 31, 2006.
Effective April 1, 2006, Harold Bradley became a portfolio manager for the
Select Fund. His biography is as follows:

HAROLD BRADLEY

Mr. Bradley, Chief Investment Officer - U.S. Growth Equity for small cap, mid cap and sector portfolios, has been a member of the team that manages Select since April 2006. He joined American Century in 1988 and has managed the global equity, futures, and foreign exchange trading activities. Since joining American
Century, he has been a portfolio manager for other growth funds and has supervised research and development efforts. He has a bachelor of arts from
Marquette University.

Additional information about the other accounts managed by Mr. Bradley and his ownership of fund securities will be available in the Statement of Additional
Information dated May 1, 2006.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-49328 0604

American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

HERITAGE FUND

Supplement dated April 10, 2006 * Prospectus dated March 1, 2006

THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER THE HEADING How does the fund pursue its investment objective? ON PAGE 7.

The fund will usually purchase common stocks of companies that are medium-sized and smaller at the time of purchase, but it can purchase other types of securities as well. When determining the size of a company, the portfolio managers will consider, among other factors, the capitalization of the company and the amount of revenues as well as other information they obtain about the company.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies, including companies located in emerging markets. Investments in foreign securities present some unique risks that are more fully described in the fund's statement of additional information.

THE FOLLOWING IS ADDED AFTER THE FOURTH PARAGRAPH UNDER THE HEADING What are the
principal risks of investing in the fund? ON PAGE 8.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-48858 0603

American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

VISTA(SM) FUND

Supplement dated April 10, 2006 * Prospectus dated March 1, 2006

THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER THE HEADING How does the fund pursue its investment objective? ON PAGE 7.

The fund will usually purchase common stocks of companies that are medium-sized and smaller at the time of purchase, but it can purchase other types of securities as well. When determining the size of a company, the portfolio managers will consider, among other factors, the capitalization of the company and the amount of revenues as well as other information they obtain about the company.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies, including companies located in emerging markets. Investments in foreign securities present some unique risks that are more fully described in the fund's statement of additional information.

THE FOLLOWING IS ADDED AFTER THE FOURTH PARAGRAPH UNDER THE HEADING What are the
Principal risks of investing in the fund? ON PAGE 8.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-48859 0603

American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

GIFTRUST(R)

Supplement dated April 10, 2006 * Prospectus dated March 1, 2006

THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER THE HEADING How does the fund pursue its investment objective? ON PAGE 6.

The fund will usually purchase common stocks of U.S. and foreign companies that are medium-sized and smaller at the time of purchase, but it can purchase other types of securities as well. When determining the size of a company, the portfolio managers will consider, among other factors, the capitalization of the company and the amount of revenues as well as other information they obtain about the company.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies, including companies located in emerging markets. Investments in foreign securities present some unique risks that are more fully described in the fund's statement of additional information.

THE FOLLOWING IS ADDED AFTER THE FIFTH PARAGRAPH UNDER THE HEADING What are the
principal risks of investing in the fund? ON PAGE 7.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-48860 0603